Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments
6.           Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments
The Group has cash and investments in trust funds that support the insurance contracts written on certain lines of business and in segregated portfolios primarily to provide collateral for letters of credit.
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Cash and cash equivalents	$919.4	$743.0
Restricted cash securing letter of credit facilities	18.3	51.6
Restricted cash securing reinsurance contracts	165.8	152.0
Total cash, cash equivalents and restricted cash	1,103.5	946.6
Restricted investments securing reinsurance contracts and letter of credit facilities	1,268.5	1,328.7
Total cash, cash equivalents, restricted cash and restricted investments	$2,372.0	$2,275.3